Net investment in lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Net Investment In Lease

	2020	2019
Undiscounted lease receivable	$773.2	$1,224.2
Unearned interest income	(343.9)	(465.4)
Net investment in lease	$429.3	$758.8

	2020	2019
Lease receivables	$429.3	$608.8
Unguaranteed residual value	-	150.0
Net investment in lease	429.3	758.8
Current portion of net investment in lease	(10.7)	(35.2)
Long-term portion of net investment in lease	$418.6	$723.6

Schedule of Minimum Lease Receivable from Direct Financing Leases	At December 31, 2020, the minimum lease receivable from direct financing leases are as follows:
2021	$44.3
2022	44.3
2023	44.3
2024	44.5
2025	44.4
Thereafter	551.4
$773.2